Capital management (Details) - USD ($) $ in Thousands	Jan. 23, 2026	Dec. 31, 2025	Dec. 31, 2024	[1]	Dec. 31, 2023	[1]	Dec. 31, 2022	[1]
Capital Management [Line Items]
Cash and cash equivalents		$ 70,289	$ 80,226		$ 123,251		$ 161,305
Perceptive Credit Agreement
Capital Management [Line Items]
Borrowings that can be drawn immediately		$ 12,500
Perceptive Credit Agreement | Major Borrowing Transactions
Capital Management [Line Items]
Additional borrowings	$ 25,000

[1]	Refer to “Note 2—Material Accounting Policies—Statement of Cash Flows - Interest Classification” for details on change in accounting policy.